Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease, description	The Company does not have any finance leases and the Company's operating leases do not have any residual value guarantees, restrictions or covenants.
Lessee, operating lease, existence of residual value guarantees, restrictions or covenants	false
Lease not yet commenced, description	The Company does not have any leases that have not yet commenced as of December 31, 2019.
Operating lease remaining term	5 years 4 months 24 days
Lease not yet commenced, option to extend	The option to extend is only included in the lease term if the Company is reasonably certain of exercising that option.
Weighted-average discount rate, operating leases	4.80%
Operating lease right of use asset write Off	$ 201
Minimum [Member]
Operating lease remaining term	1 year
Maximum [Member]
Operating lease remaining term	14 years